File Nos. 033-09981 and 811-04892

As filed with the Securities and Exchange Commission on September 5, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No.	54 [X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	56 [X]

Templeton Growth Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

(954) 527-7500 (Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on October 5, 2018 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(i)

[ ]	on (date) pursuant to paragraph (a)(i)

[ ]	75 days after filing pursuant to paragraph (a)(ii)

[ ]	on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A AND PART B

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, this Post-Effective Amendment No. 53 to the Registration Statement, is being filed for the sole purpose of designating October 5, 2018 as the new date upon which Post-Effective Amendment No. 53, as filed on July 6, 2018 (Accession #0000805664-18-000065), (“PEA 53”) shall become effective.

Accordingly, the prospectus and Statement of Additional Information of the Fund, as filed in PEA 46/48, are incorporated herein by reference in their entirety into this filing.

TEMPLETON GROWTH FUND, INC.

File Nos. 033-09981 and 811-04892

PART C

Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)	Articles of Incorporation

	(i)	Amended and Restated Articles of Incorporation dated January 26, 1989 Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 29, 1995

	(ii)	Articles of Amendment dated December 14, 1992 Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2012

	(iii)	Articles of Amendment dated April 17, 1995 Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: April 28, 1995

	(iv)	Articles Supplementary dated April 13, 1995 Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: April 28, 1995

	(v)	Articles Supplementary dated December 6, 1995 Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2012

	(vi)	Articles Supplementary dated December 27, 1996 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 31, 1996

	(vii)	Articles Supplementary dated April 10, 1997 Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: October 30, 1998

	(viii)	Articles of Amendment dated December 23, 1998 Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 1998

	(ix)	Articles Supplementary dated December 23, 1998 Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 1998

(x)

Certificate of Correction to Articles of Amendment and Restatement dated September 28, 1999

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 27, 2012

	(xi)	Articles of Amendment dated September 15, 2000 Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 2005

	(xii)	Articles Supplementary dated December 27, 2001 Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2002

	(xiii)	Articles Supplementary dated October 20, 2005 Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 2005

	(xiv)	Articles Supplementary dated February 28, 2006 Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 28, 2007

(xv)

Certificate of Correction to Articles of Amendment and Restatement dated March 20, 2007

Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 27, 2012

(xvi)

Certificate of Correction to Articles of Amendment and Restatement dated July 18, 2007

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 28, 2007

	(xvii)	Articles of Amendment dated February 27, 2009 Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2012

(xviii)

Articles Supplementary to Articles of Incorporation dated February 28, 2013

Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: April 29, 2013

(b)	By-laws

(i)

Amended and Restated By-Laws of Templeton Growth Fund, Inc. dated March 1, 2005, as amended July 12, 2017 and October 24, 2017

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 27, 2017

(c)	Instruments Defining Rights of Security Holders

Not Applicable

(d)	Investment Advisory Contracts

(i)

Amended and Restated Investment Management Agreement between the Registrant and Templeton Global Advisors Limited dated July 1, 2014

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 23, 2016

(e)	Underwriting Contracts

(i)

Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc. dated January 1, 2011

Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 28, 2011

(ii)

Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995[2]

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 29, 1995

(iii)

Forms of Selling Agreements between Registrant, Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: October 28, 2010

	(iv)	Form of Non-Exclusive Underwriting Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 1998

(v)

Amendment dated October 18, 1997 to the Non-Exclusive Underwriting Agreement between the Registrant and Templeton Global Strategic Services (Deutschland) GmbH dated October 31, 1995

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 30, 1998

(f)	Bonus or Profit Sharing Contracts

Not applicable

(g)	Custodian Agreements

(i)

Custody Agreement between Registrant and JPMorgan Chase Bank dated December 31, 1986

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 29, 1995

	(ii))(ii)	Amendment dated March 3, 1998 to the Custody Agreement Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: October 30, 1998

	(iii)(iii)	Amendment No. 2 dated July 23, 1998 to the Custody Agreement Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: October 30, 1998

	(iv)	Amendment No. 3 dated May 1, 2001 to the Custody Agreement Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2002

(h)	Other Material Contracts

(i)

Subcontract for Fund Administrative Services between Templeton Global Advisors Limited and Franklin Templeton Services, LLC dated July 1, 2014

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 23, 2016

(ii)

Sub Transfer Agent Agreement dated June 22, 1994 between the Registrant, Franklin Templeton Investor Services, LLC and The Shareholder Services Group, Inc.

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 30, 2003

	(iii)	Amendment to Sub Transfer Agent Agreement dated January 1, 1999 Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 2003

	(iv))(iv)	Assignment of Sub Transfer Agent Agreement dated June 13, 2003 Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 30, 2003

(v)

Sub Accounting Services Agreement dated May 1, 1991 between the Registrant, Franklin Templeton Investor Services, LLC, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc.

Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 29, 1995

(vi)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated November 1, 2017

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 27, 2017

(i)	Legal Opinion

	(i)	Opinion and consent of counsel dated December 20, 2002 Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2002

(j)	Other Opinions

Not Applicable

(k)	Omitted Financial Statements

Not applicable

(l)	Initial Capital Agreements

	(i)	Letter of Understanding dated April 28, 1995 Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: April 28, 1995

(m)	Rule 12b-1 Plan

	(i)	Amended and Restated Distribution Plan Class A dated February 24, 2009 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 28, 2009

	(ii)	Amended and Restated Distribution Plan – Class C dated July 15, 2009 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 28, 2009

	(iii)	Amended and Restated Distribution Plan - Class R dated July 15, 2009 Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 28, 2009

(n)	Rule 18f-3 Plan

(i)

Amended and Restated Multi-Class Plan dated December 6, 2012, effective May 1, 2013

Filing: Post-Effective Amendment No. 39 to Registration Statement on Form N-1A

File No. 811-04892

Filing Date: December 24, 2014

(p)	Code of Ethics

	(i)	Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: April 29, 2013

(q)	Power of Attorney

	(i)	Power of Attorney dated December 7, 2017 Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A File No. 811-04892 Filing Date: December 27, 2017

Item 29.  Persons Controlled by or Under Common Control with the Fund

None

Item 30.  Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the By-Laws or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with securities being registered, the Registrant may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

The officers and directors of Templeton Global Advisors Limited (TGAL), the Registrant's investment manager also serve as officers and/or directors/trustees for (1) TGAL's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments.

For additional information please see Part B and Schedules A and D of Form ADV of TGAL (SEC File 801-42343), incorporated herein by reference, which sets forth the officers and directors of TGAL and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.  Principal Underwriters

(a)(1) Franklin/Templeton Distributors, Inc., (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Funds
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust Franklin Templeton ETF Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Smaller Companies Fund
Templeton Income Trust
Templeton Institutional Funds

(b) (1) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c) (1) The directors and officers of Franklin Templeton Investment Services GmbH are as follows:

Name	Positions and Offices with Underwriter	Positions and Offices with Registrant

Basil K. Fox, Jr.	Advisory Board	None
Gregory E. McGowan	Advisory Board	None
Jed A. Plafker	Advisory Board	None
Reinhard Berben Stefan Bauer	Managing Director Managing Director	None None

(c) (2) Not Applicable. Registrant’s principal underwriter is an affiliated person of an affiliated person of the Registrants.

(c) (3) Not Applicable. Registrant’s principal underwriter is an affiliated person of an affiliated person of the Registrants.

Item 33.  Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31 (a) of the Investment Company Act and the rules thereunder are located at 300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923. Other records are maintained at the offices of Franklin Templeton Investor Services, LLC, 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 and 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.  Management Services

There is no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 4th day of September, 2018.

TEMPLETON GROWTH FUND, INC.

(Registrant)

By: /s/LORI A. WEBER_____________

Lori A. Weber

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
NORMAN J. BOERSMA*
Norman J. Boersma	President and
	Chief Executive Officer – Investment Management	September 4, 2018

MATTHEW T. HINKLE*
Matthew T. Hinkle	Chief Executive Officer – Finance and Administration	September 4, 2018

ROBERT G. KUBILIS*
Robert G. Kubilis	Chief Financial Officer and Chief Accounting Officer	September 4, 2018

HARRIS J. ASHTON*
Harris J. Ashton	Director	September 4, 2018

ANN TORRE BATES*
Ann Torre Bates	Director	September 4, 2018

MARY C. CHOKSI*
Mary C. Choksi	Director	September 4, 2018

EDITH E. HOLIDAY*
Edith E. Holiday	Director	September 4, 2018

GREGORY E. JOHNSON*
Gregory E. Johnson	Director	September 4, 2018

RUPERT H. JOHNSON, JR.*
Rupert H. Johnson, Jr.	Director	September 4, 2018

J. MICHAEL LUTTIG*
J. Michael Luttig	Director	September 4, 2018

DAVID W. NIEMIEC*
David W. Niemiec	Director	September 4, 2018

LARRY D. THOMPSON*
Larry D. Thompson	Director	September 4, 2018

CONSTANTINE D. TSERETOPOULOS*
Constantine D. Tseretopoulos	Director	September 4, 2018

ROBERT E. WADE*
Robert E. Wade	Director	September 4, 2018

*By /s/LORI A. WEBER_____________

Lori A. Weber

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

TEMPLETON GROWTH FUND, INC.

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

Exhibit No.	Description

None